Income Taxes (Details) (USD $)	12 Months Ended			60 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jan. 01, 2008
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Cayman
Income taxes
Withholding income tax	0			0
Hong Kong
Income taxes
Income tax rate (as a percent)				16.50%
PRC
Income taxes
Withholding tax rate (as a percent)					25.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)					10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
PRC | Nanjing Tuniu
Income taxes
HNTE certificate valid period after awarded	3 years
Preferential tax rate (as a percent)	15.00%
Tax exemption period followings the first profitable year	2 years
Reduction in tax rate for three years following the exemptions period (as a percent)	50.00%
Period for reduction in tax percentage	3 years